UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03380

Name of Fund:	Legg Mason Capital Management Value Trust, Inc.

Fund Address:	100 International Drive
Baltimore, MD 21202

Name and address of agent for service:	Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

Item 1 – Portfolio of Investments

LEGG MASON CAPITAL MANAGEMENT

VALUE TRUST INC.

FORM N-Q

JANUARY 31, 2010

Quarterly Report to Shareholders 1

Portfolio of Investments

Legg Mason Capital Management Value Trust, Inc.

January 31, 2010 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 99.3%
Consumer Discretionary — 17.4%
Diversified Consumer Services — 1.1%
Apollo Group Inc., Class A	800,000	$48,472,000	A

Hotels, Restaurants and Leisure — 1.0%
Yum! Brands Inc.	1,375,000	47,038,750

Internet and Catalog Retail — 2.8%
Amazon.com Inc.	1,004,031	125,915,528	A

Leisure Equipment and Products — 2.5%
Eastman Kodak Co.	18,300,900	110,720,445	A,B

Media — 4.9%
DIRECTV, Class A	1,700,000	51,595,000	A
Time Warner Cable Inc.	1,163,013	50,695,737
Time Warner Inc.	4,364,100	119,794,545

		222,085,282

Multiline Retail — 5.1%
J.C. Penney Co. Inc.	2,952,488	73,310,277
Sears Holdings Corp.	1,671,175	155,887,204	A

		229,197,481

Consumer Staples — 1.6%
Beverages — 0.5%
PepsiCo Inc.	400,000	23,848,000

Food and Staples Retailing — 0.1%
Safeway Inc.	250,000	5,612,500

Personal Products — 1.0%
Avon Products Inc.	1,466,400	44,197,296

Energy — 1.5%
Oil, Gas and Consumable Fuels — 1.5%
Chesapeake Energy Corp.	1,088,800	26,980,464
ConocoPhillips	888,800	42,662,400

		69,642,864

Financials — 26.3%
Capital Markets — 5.3%
State Street Corp.	3,075,000	131,856,000
The Goldman Sachs Group Inc.	718,300	106,825,576

		238,681,576

Commercial Banks — 2.4%
Wells Fargo & Co.	3,765,600	107,056,008

Consumer Finance — 4.4%
American Express Co.	1,668,600	62,839,476
Capital One Financial Corp.	3,668,100	135,206,166

		198,045,642

2 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Capital Management Value Trust, Inc. - Continued

January 31, 2010 (Unaudited)

	Shares/Par	Value
Financials — Continued
Diversified Financial Services — 7.2%
Bank of America Corp.	6,347,474	$96,354,655
CME Group Inc.	150,000	43,023,000
JPMorgan Chase and Co.	2,592,086	100,935,829
NYSE Euronext	3,617,100	84,676,311

		324,989,795

Insurance — 7.0%
Aflac Inc.	3,771,212	182,639,797
Prudential Financial Inc.	1,400,000	69,986,000
The Allstate Corp.	1,973,100	59,054,883

		311,680,680

Health Care — 11.4%
Biotechnology — 3.8%
Amgen Inc.	2,000,000	116,960,000	A
Genzyme Corp.	1,000,000	54,260,000	A

		171,220,000

Health Care Equipment and Supplies — 1.0%
Medtronic Inc.	1,000,000	42,890,000

Health Care Providers and Services — 5.6%
Aetna Inc.	4,856,166	145,539,295
UnitedHealth Group Inc.	3,200,626	105,620,658

		251,159,953

Pharmaceuticals — 1.0%
Merck and Co. Inc.	1,200,000	45,816,000

Industrials — 3.9%
Aerospace and Defense — 0.7%
The Boeing Co.	538,800	32,651,280

Industrial Conglomerates — 2.5%
3M Co.	441,000	35,496,090
General Electric Co.	4,900,000	78,792,000

		114,288,090

Machinery — 0.7%
Deere and Co.	588,800	29,410,560

Information Technology — 27.3%
Communications Equipment — 3.4%
Cisco Systems Inc.	5,823,095	130,844,944	A
QUALCOMM Inc.	525,000	20,574,750

		151,419,694

Quarterly Report to Shareholders 3

Portfolio of Investments - Continued

Legg Mason Capital Management Value Trust, Inc. - Continued

January 31, 2010 (Unaudited)

	Shares/Par	Value
Information Technology — Continued
Computers and Peripherals — 7.3%
EMC Corp.	3,139,500	$52,335,465	A
Hewlett-Packard Co.	2,828,310	133,128,552
International Business Machines Corp.	1,150,000	140,748,500

		326,212,517

Internet Software and Services — 8.0%
AOL Inc.	396,736	9,509,762	A
eBay Inc.	6,659,816	153,308,964	A
Google Inc., Class A	185,901	98,419,708	A
Yahoo! Inc.	6,722,200	100,900,222	A

		362,138,656

Semiconductors and Semiconductor Equipment — 2.6%
Texas Instruments Inc.	5,300,000	119,250,000

Software — 6.0%
CA Inc.	6,411,895	141,318,166
Electronic Arts Inc. (EA)	3,368,267	54,835,386	A
Microsoft Corp.	2,573,100	72,509,958

		268,663,510

Materials — 1.0%
Metals and Mining — 1.0%
Nucor Corp.	1,091,750	44,543,400

Telecommunication Services — 0.7%
Diversified Telecommunication Services — 0.7%
AT&T Inc.	1,177,600	29,863,936

Utilities — 8.2%
Independent Power Producers and Energy Traders — 8.2%
The AES Corp.	29,016,227	366,474,947	A

Total Common Stocks and Equity Interests (Cost — $3,858,922,234)		4,463,186,390

Preferred Stocks — 0.2%
Financials — 0.2%
Diversified Financial Services — 0.2%
Bank of America Corp.	649,300	9,804,430	A

Total Preferred Stocks (Cost — $9,739,500)		9,804,430

Repurchase Agreements — 0.7%
Banc of America repurchase agreement dated 1/29/10, 0.060% due 2/1/10; Proceeds at maturity - $15,535,196; (Fully collateralized by U.S. government agency obligation, 1.250% due 1/19/12; Market value - $15,840,153)	$15,535,118	15,535,118

4 Quarterly Report to Shareholders

Portfolio of Investments - Continued

Legg Mason Capital Management Value Trust, Inc. - Continued

January 31, 2010 (Unaudited)

	Shares/Par	Value
Repurchase Agreements — Continued
Goldman Sachs & Co. repurchase agreement dated 1/29/10, 0.080% due 2/1/10; Proceeds at maturity - $15,535,223; (Fully collateralized by U.S. government agency obligation, 1.125% due 12/15/11; Market value - $15,850,515)	$15,535,119	$15,535,119

Total Repurchase Agreements (Cost — $31,070,237)		31,070,237

Total Investments — 100.2% (Cost — $3,899,731,971#)		4,504,061,057
Other Assets Less Liabilities — (0.2)%		(10,632,516)

Net Assets — 100.0%		$4,493,428,541

A	Non-income producing.
B

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At January 31, 2010, the total market value of Affiliated Companies was $110,720,445, and the cost was $625,768,797.

#	Aggregate cost for federal income tax purposes is substantially the same.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Capital Management Value Trust, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end, diversified investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 ("ASC Topic 820"). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cashflows to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks and equity interests	$4,463,186,390	—	—	$4,463,186,390
Preferred stocks	9,804,430	—	—	9,804,430

Total long-term investments	$4,472,990,820	—	—	$4,472,990,820

Short-term investments†	—	$31,070,237	—	31,070,237

Total investments	$4,472,990,820	$31,070,237	—	$4,504,061,057

†	See Portfolio of Investments for additional detailed categorizations.

1

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,508,860,397
Gross unrealized depreciation	(904,531,311)

Net unrealized appreciation	$604,329,086

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2010, the Fund did not invest in any derivative instruments.

4. Transactions with Affiliated Companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended January 31, 2010:

	Affiliate Value at 10/31/09	Purchased		Sold		Dividend Income	Affiliate Value at 1/31/10	Realized Gain/(Loss)
		Cost	Shares	Cost	Shares

Eastman Kodak Company	$68,628,375	—	—	—	—	—	$110,720,445	—

	$68,628,375	—		—		—	$110,720,445	—

2

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Capital Management Value Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Capital Management Value Trust, Inc.
Date: March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath
President, Legg Mason Capital Management Value Trust, Inc.
Date: March 23, 2010

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer and Treasurer,
Legg Mason Capital Management Value Trust, Inc.
Date: March 23, 2010